Consolidated Statement of Financial Position - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 366,761	$ 252,399
Trade and other receivables	1,032,522	815,128
Prepaid forward purchase agreement	969
Inventories	64,184	221,151
Total Current assets	1,464,436	1,288,678
Non-current assets
Property, plant and equipment, net	21,786,365	22,493,283
Intangible assets, net	2,381,465	1,845,912
Total Non-current assets	24,167,830	24,339,195
Total assets	25,632,266	25,627,873
Current liabilities
Trade and other payables	6,560,559	4,285,345
Lease liabilities	192,282	185,764
Borrowings	5,666,160	5,427,538
Deferred underwriting fee payable	2,753,125
Tax liabilities	56,540
Total Current liabilities	15,228,666	9,898,647
Non-current liabilities
Lease liabilities (non-current)	1,974,524	2,071,571
Borrowings (non-current)	112,319	371,103
Deferred tax liabilities	296,000	163,000
Total Non-current liabilities	2,382,843	2,605,674
Total liabilities	17,611,509	12,504,321
Net assets	8,020,757	13,123,552
EQUITY
Share capital	10,892	10,000
Accumulated losses	(99,985,928)	(5,006,590)
Other reserves	3,422,799	3,422,799
Share premium reserve	89,725,052
Exchange reserves	(123,198)	(460,481)
Revaluation surplus	14,971,140	15,157,824
Total equity	$ 8,020,757	$ 13,123,552